Deposits	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Deposits	Deposits

Total time deposits in denominations of $250,000 or more were $44.1 billion at Dec. 31, 2019 and $32.1 billion at Dec. 31, 2018. At Dec. 31, 2019, the scheduled maturities of all time deposits are as follows: 2020 – $48.3 billion; 2021 – $2 million; 2022 – $- million; 2023 – $- million; 2024 – $- million; and 2025 and thereafter – $1 million.